Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥) ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash	$ 700,000
Allowance amount	5,744,387		$ 1,808,889	$ 194,375
Long-term investments	$ 41,925		1,087	23,799
Q&A session fees description	The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.	The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.
Annual rate (in Yuan Renminbi) | ¥		¥ 299
Service costs	$ 1,823,358		$ 2,087,425	$ 2,109,649
Diluted shares (in Dollars per share) | $ / shares	$ 23,638,751		$ 16,800,000
Aggregate deposits (in Yuan Renminbi) | ¥					¥ 500,000
Revenue from one client	$ 2,000,483
Total revenue, percentage	27.00%				27.00%
Concentration of credit risk, percentage			10.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of intangible assets	5 years	5 years
Price per share relating to course ot program (in Yuan Renminbi per share) | ¥ / shares					¥ 9.9
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of intangible assets	10 years	10 years
Price per share relating to course ot program (in Yuan Renminbi per share) | ¥ / shares					¥ 299
GMB(Beijing) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest			49.00%